Management Compensation Plans Management Compensation Plans (Schedule of Summary of Changes in Time-based RSUs Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, number of units	66,108
Vested, number of units	(22,013)
Time Restricted Stock Units (RSUs) [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
As of beginning of period, number of units	670,000
Granted, number of units	128,000
Vested, number of units	(323,000)
Forfeited, number of units	(44,000)
As of end of period, number of units	431,000 [1]
As of beginning of period, weighted-average fair value	30.44
Granted, weighted-average fair value	42.39
Vested, weighted-average fair value	30.11
Forfeited, weighted-average fair value	28.80
As of end of period, weighted-average fair value	34.41
Time Restricted Stock Units (RSUs) [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
As of beginning of period, number of units	13,000
Granted, number of units	16,000
Vested, number of units	(13,000)
Forfeited, number of units	0
As of end of period, number of units	16,000
As of beginning of period, weighted-average fair value	50.82
Granted, weighted-average fair value	47.48
Vested, weighted-average fair value	50.82
Forfeited, weighted-average fair value	0
As of end of period, weighted-average fair value	47.48

[1]	Includes 66,108 of time-based restricted stock awards granted to the Company's Chief Executive Officer on April 5, 2012, of which 22,013 vested on October 1, 2012.